Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The following table presents goodwill by operating segment as of March 31, 2015 and December 31, 2014 and changes in the carrying amount of goodwill (in thousands):

	Premises	Credentials	Identity	All Other	Total
Balance at December 31, 2014	$7,783	$—	$1,070	$—	$8,853
Currency translation adjustment	—	—	(106)	—	(106)
Balance at March 31, 2015	$7,783	$—	$964	$—	$8,747

Of the total goodwill, a certain amount is designated in a currency other than U. S. dollars and is adjusted each reporting period for the change in foreign exchange rates between balance sheet dates.

In accordance with its accounting policy and ASC 350, the Company tests goodwill and intangibles with indefinite lives annually for impairment and assesses whether there are any indicators of impairment on an interim basis. The Company performs interim goodwill impairment reviews between its annual reviews if certain events and circumstances have occurred, including a deterioration in general economic conditions, an increased competitive environment, a change in management, key personnel, strategy or customers, negative or declining cash flows, or a decline in actual or planned revenue or earnings compared with actual and projected results of relevant prior periods. The Company believes the methodology that it uses to review impairment of goodwill, which includes a significant amount of judgment and estimates, provides it with a reasonable basis to determine whether impairment has occurred. However, many of the factors employed in determining whether its goodwill is impaired are outside of its control and it is reasonably likely that assumptions and estimates will change in future periods. These changes in assumptions and estimates could result in future impairments.

Management did not identify any impairment indicators during the quarter ended March 31, 2015. The Company performed its annual impairment test for all reporting units during the fourth quarter of 2014 and concluded that there was no impairment to goodwill during the year ended December 31, 2014.

Intangible Assets

The following table summarizes the gross carrying amount and accumulated amortization for intangible assets resulting from acquisitions (in thousands):

	Existing	Customer	Trade
	Technology	Relationship	Name	Total
Amortization period (in years)	11.75	4.0 – 11.75	1.0

Gross carrying amount at December 31, 2014	$4,600	$10,701	$570	$15,871
Accumulated amortization	(1,914)	(4,657)	(570)	(7,141)

Intangible Assets, net at December 31, 2014	$2,686	$6,044	$—	$8,730

Gross carrying amount at March 31, 2015	$4,600	$10,665	$570	$15,835
Accumulated amortization	(2,026)	(4,872)	(570)	(7,468)

Intangible Assets, net at March 31, 2015	$2,574	$5,793	$—	$8,367

Of the total intangible assets, certain acquired intangible assets are designated in a currency other than U.S. dollars and are adjusted each reporting period for the change in foreign exchange rates between balance sheet dates. Each period, the Company evaluates the estimated remaining useful lives of purchased intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization. If a revision to the remaining period of amortization is warranted, amortization is prospectively adjusted over the remaining useful life of the intangible asset. Intangible assets subject to amortization are amortized over their useful lives as shown in the table above. The Company evaluates its amortizable intangible assets for impairment at the end of each reporting period. The Company did not identify any impairment indicators during the three month period ended March 31, 2014.

The following table illustrates the amortization expense included in the condensed consolidated statements of operations for the three months ended March 31, 2015 and 2014, respectively (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Cost of revenue	$112	$112
Selling and marketing	252	251
Total	$364	$363

The estimated annual future amortization expense for purchased intangible assets with definite lives over the next five years is as follows (in thousands):

2015 (remaining nine months)	$1,092
2016	1,455
2017	1,455
2018	1,455
2019	1,455
Thereafter	1,455
Total	$8,367